OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Long Term Assets [Abstract]
Schedule of Other Long-term Assets, Net
	December 31,
	2024	2023
Deferred tax	$919	$501
Long term trade receivables net of credit losses allowance of $7,118	2,213	-
Operating lease right-of-use asset	605	487

	$3,737	$988